Annual Total Returns - Fidelity Asset Manager 30% [BarChart] - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 30% - Fidelity Asset Manager 30%	Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	10.89%
Annual Return 2011	1.69%
Annual Return 2012	8.69%
Annual Return 2013	7.94%
Annual Return 2014	4.83%
Annual Return 2015	(0.29%)
Annual Return 2016	5.50%
Annual Return 2017	9.43%
Annual Return 2018	(2.91%)
Annual Return 2019	13.51%